SCHEDULE OF CONVERTIBLE NOTES (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
1800 Diagonal Convertible Note #5 [Member]
Short-Term Debt [Line Items]
Debt, interest rate	9.00%	900.00%
Debt instrument, maturity date, description	June 2024	June 2024
1800 Diagonal Convertible Note #6 [Member]
Short-Term Debt [Line Items]
Debt, interest rate	10.00%	1000.00%
Debt instrument, maturity date, description	September 2024	September 2024
1800 Diagonal convertible note #7 [Member]
Short-Term Debt [Line Items]
Debt, interest rate	10.00%	1000.00%
Debt instrument, maturity date, description	September 2024	September 2024
Mast Hill Convertible Note [Member]
Short-Term Debt [Line Items]
Debt, interest rate	16.00%	16.00%
Debt instrument, maturity date, description	March 2023	March 2023
Blue Lake Convertible Note [Member]
Short-Term Debt [Line Items]
Debt, interest rate	16.00%	16.00%
Debt instrument, maturity date, description	March 2023	March 2023
International Real Estate Development [Member]
Short-Term Debt [Line Items]
Debt, interest rate	5.00%	5.00%
Debt instrument, maturity date, description	March 2024	March 2024
1800 Diagonal Convertible Note #1 [Member]
Short-Term Debt [Line Items]
Debt, interest rate		9.00%
Debt instrument, maturity date, description		July 2023
1800 Diagonal Convertible Note #2 [Member]
Short-Term Debt [Line Items]
Debt, interest rate		9.00%
Debt instrument, maturity date, description		September 2023
1800 Diagonal Convertible Note #3 [Member]
Short-Term Debt [Line Items]
Debt, interest rate		900.00%
Debt instrument, maturity date, description		October 2023